Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Issued Capital

Common shares	Number	Amount
Balance, December 31, 2018	14,689,092	$2,322,280
Share repurchase	(824,102)	(25,902)
Balance, December 31, 2019	13,864,990	$2,296,378
Share repurchase	(420,588)	(11,317)
Share issuance on redemption of non-management DSUs	15,228	677
Share consolidation adjustment	(37)	—
Balance, December 31, 2020	13,459,593	$2,285,738